Annual Fund Operating Expenses - Institutional - Vanguard SP 500 Growth Index Fund - ETF Shares	Dec. 17, 2021
Operating Expenses:
Management Fees	0.08%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.08%